Debt, Finance Lease Obligations and Other Notes Payable - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 MXN ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Debt, finance lease obligations and other notes payable outstanding
Minimum finance lease payments			$ 7,748,287
Prepayment of long-term bank loans			851,659	$ 73,850	$ 883,340
Bank loans maturities between 2017 and 2018
Debt, finance lease obligations and other notes payable outstanding
Prepayment of long-term bank loans	$ 1,292,438			629,311
TVI
Debt, finance lease obligations and other notes payable outstanding
Other Notes Payable			3,808,395	5,106,250
Interest expense on other notes payable			316,395	356,250
Accumulated accrued interest			192,060	103,025
Satellite Transponders
Debt, finance lease obligations and other notes payable outstanding
Capital lease monthly fees (Sky)		$ 3.0
Lease term		15 years
Property, plant and equipment, net
Debt, finance lease obligations and other notes payable outstanding
Minimum finance lease payments			$ 571,420	$ 683,474